CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)		6 Months Ended
	May 01, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Reverse stock split	0.056	0.2